Income Tax (Details) - Schedule of Income Tax Benefits (Expenses)	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Schedule of Income Tax Benefits (Expenses) [Line Items]
Current income tax expenses	¥ (14,237)		¥ (27,883)
Deferred income tax benefits (expenses)	(5,496,536)	$ (756,349)	(513,577)	2,110,635
Income tax benefits (expenses)	¥ (5,510,773)	$ (758,308)	¥ (541,460)	¥ 2,110,635